Share Capital (Tables)	6 Months Ended
Jun. 30, 2022
Share Capital
Schedule of shares issued and outstanding

Cost:	Number of shares	Capital
Balance, December 31, 2020	13,129,212	$1,636
Shares issued to founders	5,626,806	1
Seed subscription	468,900	250,000
Private Placement	2,126,400	4,804,058
Settlement of Bridge Loan	880,000	2,200,000
Balance, December 31, 2021	22,231,318	$7,255,695
Issuance of shares in Holigen acquisition (note 4)	1,900,000	16,131,000
Issuance of shares to ASDT	869,963	2,174,908
Issuance of shares from private placement	162,000	278,481
Issuance of shares from IPO	4,000,000	14,654,593
Issuance of shares upon conversion of note	1,645,745	6,559,000
Loss of control of Bophelo Bio	—	(156)
Balance, June 30, 2022	30,809,026	$47,053,521